Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total		₨ 1,044,553.0	₨ 932,906.3	$ 15,103.4
Perpetual debt
Debt Instrument [Line Items]
Total		₨ 82,997.9
Subordinated debt | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2021	2019
Maturity /Call dates, end		2029	2028
Total		₨ 128,315.8	₨ 151,063.5	1,855.3
Subordinated debt | Perpetual debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2023	2023
Maturity /Call dates, end		2029
Total		₨ 82,997.9	₨ 79,997.3	$ 1,200.1
Subordinated debt | Minimum | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Stated interest rates		7.56%	7.56%	7.56%
Subordinated debt | Minimum | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		8.85%	8.85%	8.85%
Subordinated debt | Maximum | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Stated interest rates		10.20%	10.85%	10.20%
Subordinated debt | Maximum | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		9.40%		9.40%
Others | Variable rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2020	2020
Maturity /Call dates, end	[1]	2022	2022
Total	[1]	₨ 36,288.8	₨ 32,227.2	$ 524.7
Others | Variable rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2020	2019
Maturity /Call dates, end	[1]	2024	2023
Total	[1]	₨ 116,615.2	₨ 108,196.7	1,686.2
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2020	2019
Maturity /Call dates, end	[1]	2029	2027
Total	[1]	₨ 680,335.3	₨ 561,421.6	$ 9,837.1
Others | Minimum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	3.30%	2.68%	3.30%
Others | Minimum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	8.25%	7.64%	8.25%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	4.60%	6.90%	4.60%
Others | Maximum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	3.88%	3.25%	3.88%
Others | Maximum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	10.05%	10.05%	10.05%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	9.56%	10.35%	9.56%

[1]	Variable rate (1) represent foreign currency debt